Consolidated Balance Sheets Balance Sheet Parentheticals (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable, Current	$ 931	$ 753
Common Class A [Member]
Limited Partners' Capital Account, Units Issued	156,644,153	144,675,751
Limited Partners' Capital Account, Units Outstanding	156,644,153	144,675,751